General Information - Capital Product Partners L.P (Tables)	12 Months Ended
Dec. 31, 2018
Capital Product Partners, L.P. ("CPLP")
General Information [Line Items]
Summary of fully owned subsidiaries of CPP which are included in the Company's combined carve-out financial statements

The fully owned subsidiaries of CPP which are included in the Company’s combined carve-out financial statements are:

			Dead
			Weight
	Date of	Name of Vessel	Tonnage	Acquisition
Company	Incorporation	Owned by Subsidiary	(“dwt”)	Date
Shipping Rider Co.	09/16/2003	M/T Atlantas II	36,760	04/4/2007
Centurion Navigation Limited	08/27/2003	M/T Aktoras	36,759	04/4/2007
Polarwind Maritime S.A.	10/10/2003	M/T Agisilaos	36,760	04/4/2007
Carnation Shipping Company	11/10/2003	M/T Arionas	36,725	04/4/2007
Tempest Maritime Inc.	09/12/2003	M/T Aiolos	36,725	04/4/2007
Apollonas Shipping Company	02/10/2004	M/T Avax	47,834	04/4/2007
Iraklitos Shipping Company	02/10/2004	M/T Axios	47,872	04/4/2007
Laredo Maritime Inc.	02/03/2004	M/T Akeraios	47,781	07/13/2007
Adrian Shipholding Inc.	06/22/2004	M/T Alkiviadis	36,721	06/30/2010
Lorenzo Shipmanagement Inc.	05/26/2004	M/T Apostolos	47,782	09/20/2007
Splendor Shipholding S.A.	07/08/2004	M/T Anemos I	47,782	09/28/2007
Sorrel Shipmanagement Inc.	02/07/2006	M/T Alexandros II	51,258	01/29/2008
Wind Dancer Shipping Inc.	02/07/2006	M/T Aristotelis II	51,226	06/17/2008
Belerion Maritime Co.	01/24/2006	M/T Aris II	51,218	08/20/2008
Navarro International S.A.	07/14/2006	M/T Ayrton II	51,260	04/13/2009
Epicurus Shipping Company	02/11/2004	M/T Atrotos	47,786	03/01/2010
Canvey Shipmanagement Co.	03/18/2004	M/T Assos	47,872	08/16/2010
Isiodos Product Carrier S.A.	05/31/2013	M/T Active	50,136	03/31/2015
Titanas Product Carrier S.A.	05/31/2013	M/T Amadeus	50,108	06/30/2015
Filonikis Product Carrier S.A.	05/31/2013	M/T Amor	49,999	10/24/2016
Miltiadis M II Carriers Corp.	04/06/2006	M/T Miltiadis M II	162,397	09/30/2011
Amoureux Carriers Corp.	04/14/2010	M/T Amoureux	149,993	09/30/2011
Aias Carriers Corp.	04/14/2010	M/T Aias	150,393	09/30/2011
Asterias Crude Carrier S.A.	07/13/2015	M/T Aristaios	113,689	01/17/2018
Iason Product Carrier S.A.	08/28/2013	M/T Anikitos	50,082	05/04/2018